ORGANIZATION AND BASIS OF PRESENTATION - VIE arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exclusive Consultation and Service Agreement
VIE arrangements
Fees for consultation and service	$ 1,461	$ 6,075	$ 2,139
Equity Disposal Agreement
VIE arrangements
Term of agreement (in years)	10 years
Beijing RYB Technology Development Co., Ltd ("RYB Technology") | Exclusive Consultation and Service Agreement
VIE arrangements
Term of agreement (in years)	10 years
Beijing RYB Technology Development Co., Ltd ("RYB Technology") | Business Operation Agreement
VIE arrangements
Term of agreement (in years)	10 years